Charter arrangements, Future Charter Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Charter arrangements [Abstract]
2025	$ 68,680
2026	26,552
2027	17,885
Thereafter	0
Net charter payments	$ 113,117	$ 147,072	$ 95,873